FAIR VALUE MEASUREMENTS (Schedule of Fair value measurements using significant unobservable inputs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value Measurements Schedule Of Fair Value Measurements Using Significant Unobservable Inputs
Balance at January 1, 2018	$ 5,267
Earn Out liability - Netonomy	1,041
Earn Out liability adjustments due to exchange rates	(244)
Adjustment due to change in forecast and time value of earn-out consideration	(33)
Balance at December 31, 2018	$ 6,051